SCHEDULE OF RELATED PARTY TRANSACTION (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Cheung Lui [Member]
Related Party Transaction [Line Items]
Dividends declared				$ 5,700,000
Seven Retail Limited [Member]
Related Party Transaction [Line Items]
Consultancy fee			680,000	2,040,000
Red and Blue LLC [Member]
Related Party Transaction [Line Items]
Product sales	$ 129,717	$ 1,009,312	$ 921,256	$ 865,816